Revenue Analysis and Segment Information (Details) - Schedule of condensed consolidated statement of financial position - USD ($) $ in Thousands		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
SOS Ltd [Member]
Current assets:
Cash and cash equivalents		$ 12,301		$ 1
Accounts receivable,net
Other receivables - net		67,962		102
Amount due from related parties
Inter-company receivable		19,791
Intangible assets		14,502
Advance payments		6,400
Total current assetes		120,956		103
Operating lease, right-of-use assets
Property equipment and software,net
Goodwill
Investment in subsidiaries outside China		374,463
Total non-current assets		374,463
Total assets		495,419		103
LIABILITIES AND EQUITY
Accounts payable
Amount due to related parties		15
Operating lease liability-current
Other payables		5,141
Total current liabilities		5,156
Operating lease liabilty-noncurrent
Total non-current liability
Total liabilities		5,156
Shareholder’s equity
Paid up capital		427,236		(1)
Additional paid-in capital		119,147		1,960
Retained earnings		(56,120)		(1,856)
Accumulated other comprehensive income (loss)
Total Shareholders’ equity		490,263		103
Total Liabilities and shareholders’ equity		495,419		103
LIABILITIES AND EQUITY
Contract liability
Tax payable
China SOS Ltd [Member]
Current assets:
Cash and cash equivalents		160,091		268
Accounts receivable,net
Other receivables - net		16,902
Amount due from related parties		900
Inter-company receivable		(153,855)
Advance payments		97,115
Total current assetes		121,153		268
Operating lease, right-of-use assets
Property equipment and software,net		9,844
Goodwill
Investment in subsidiaries outside China
Investment in WFOE		310,205		3,391
Investment in China SOS
Total non-current assets		320,049		3,391
Total assets		441,202		3,659
LIABILITIES AND EQUITY
Accounts payable		11,359
Operating lease liability-current
Other payables		(24,879)		100
Total current liabilities		(13,520)		100
Total non-current liability
Total liabilities		(13,520)		100
Shareholder’s equity
Paid up capital		452,076		3
Additional paid-in capital				3,558
Retained earnings		2,646		(2)
Total Shareholders’ equity		454,722		3,559
Total Liabilities and shareholders’ equity		441,202		3,659
LIABILITIES AND EQUITY
Inter-company payable
Contract liability
Tax payable
WOFE [Member]
Current assets:
Cash and cash equivalents		4,164		3,304
Accounts receivable,net
Other receivables - net				100
Inter-company receivable		311,415
Total current assetes		315,579		3,404
Operating lease, right-of-use assets
Goodwill
Investment in WFOE
Investment in China SOS
Total non-current assets
Total assets		315,579		3,404
LIABILITIES AND EQUITY
Accounts payable
Amount due to related parties		2
Operating lease liability-current
Other payables		47		2
Total current liabilities		49		2
Total non-current liability
Total liabilities		49		2
Shareholder’s equity
Paid up capital		315,546
Additional paid-in capital				3,406
Retained earnings		(16)		(3)
Total Shareholders’ equity		315,530		3,402
Total Liabilities and shareholders’ equity		315,579		3,404
LIABILITIES AND EQUITY
Contract liability
Tax payable
VIE [Member]
Current assets:
Cash and cash equivalents		2		2
Inter-company receivable		(2)
Total current assetes				2
Total assets				2
LIABILITIES AND EQUITY
Amount due to related parties
Other payables				2
Total current liabilities				2
Total non-current liability
Total liabilities				2
Shareholder’s equity
Paid up capital
Additional paid-in capital
Total Liabilities and shareholders’ equity				2
Subsidiaries Outside China [Member]
Current assets:
Cash and cash equivalents		101,210
Other receivables - net		345
Amount due from related parties		1,000
Inter-company receivable		(19,791)
Advance payments		300
Total current assetes		83,064
Property equipment and software,net		16,903
Goodwill
Investment in China SOS		64,794
Total non-current assets		81,697
Total assets		164,761
LIABILITIES AND EQUITY
Amount due to related parties		18
Payroll payable		1
Other payables		5,093
Total current liabilities		5,112
Operating lease liabilty-noncurrent	[1]
Total liabilities		5,112
Shareholder’s equity
Paid up capital		99,290
Additional paid-in capital
Retained earnings		60,359
Total Shareholders’ equity		159,649
Total Liabilities and shareholders’ equity		164,761
Subsidiaries Inside China [Member]
Current assets:
Cash and cash equivalents		60,258		147		41
Accounts receivable,net		26,129		10,235		8,171
Other receivables - net		903		43,671		11,512
Amount due from related parties		5,939		3,693		822
Inter-company receivable		(196,737)
Inventory		96,071
Advance payments		62,698
Tax recoverable		7,706
Total current assetes		62,967		57,746	[1]	20,546
Operating lease, right-of-use assets		3,401		4,158
Property equipment and software,net		535		509		6
Goodwill		72
Prepaid expense		1,038
Total non-current assets		5,046		5,311		6
Total assets		68,013		63,057		20,552
LIABILITIES AND EQUITY
Accounts payable		18,128		1,078	[1]	13,018
Amount due to related parties		2,742		1,909	[1]	5,575
Operating lease liability-current		894		834	[1]
Advance from customers		19,968
Payroll payable		2
Other payables		104,201		40,007	[1]	197
Total current liabilities		145,935		45,103	[1]	19,228
Operating lease liabilty-noncurrent		1,918		2,749
Total non-current liability		1,918		2,749	[1]
Total liabilities		147,853		47,852	[1]	19,228
Shareholder’s equity
Paid up capital		(94,881)			[1]	6
Additional paid-in capital		10		590	[1]	(6)
Retained earnings		14,831		13,903	[1]	1,340
Accumulated other comprehensive income (loss)				712	[1]	(16)
Non-controlling interest		200
Total Shareholders’ equity		(79,840)		15,205	[1]	1,324
Total Liabilities and shareholders’ equity		68,013		63,057	[1]	20,552
ASSETS
Investment in subsidiaries inside China				644
LIABILITIES AND EQUITY
Inter-company payable	[1]
Contract liability				610	[1]	64
Tax payable				665	[1]	374
SOS Ltd Adjustment (a) [Member]
Current assets:
Cash and cash equivalents			[2]		[1]
Accounts receivable,net			[2]		[1]
Other receivables - net			[2]		[1]
Amount due from related parties			[2]		[1]
Inter-company receivable		39,179	[2]	(38,429)	[1]
Inventory	[2]
Advance payments	[2]
Tax recoverable	[2]
Total current assetes		39,179	[2]	(38,429)	[3]
Operating lease, right-of-use assets			[2]		[1]
Property equipment and software,net			[2]		[1]
Goodwill			[2]		[1]
Investment in subsidiaries outside China	[2]
Investment in WFOE			[2]		[1]
Investment in China SOS	[2]
Prepaid expense	[2]
Total non-current assets			[2]		[1]
Total assets		39,179	[2]	(38,429)	[1]
LIABILITIES AND EQUITY
Accounts payable			[2]		[3]
Amount due to related parties			[2]		[3]
Operating lease liability-current			[2]		[3]
Advance from customers	[2]
Payroll payable	[2]
Other payables			[2]		[3]
Total current liabilities			[2]		[3]
Total non-current liability	[2]
Total liabilities			[2]		[3]
Shareholder’s equity
Paid up capital		15	[2]	46	[3]
Additional paid-in capital		39,163	[2]	38,383	[3]
Retained earnings			[2]		[3],[4]
Accumulated other comprehensive income (loss)	[2]
Non-controlling interest	[2]
Total Shareholders’ equity		39,178	[2]	38,429	[3]
Total Liabilities and shareholders’ equity		39,178	[2]	38,429	[3]
ASSETS
Investment in subsidiaries inside China	[1]
LIABILITIES AND EQUITY
Inter-company payable	[3]
Contract liability	[3]
Tax payable	[3]
SOS Ltd Adjustment (b) [Member]
Current assets:
Cash and cash equivalents			[5]		[3]
Accounts receivable,net			[5]		[3]
Other receivables - net			[5]	3,500	[3]
Amount due from related parties			[5]		[3]
Inter-company receivable			[5]		[3]
Inventory	[5]
Advance payments	[5]
Tax recoverable	[5]
Total current assetes			[5]	3,500
Operating lease, right-of-use assets			[5]		[3]
Property equipment and software,net			[5]		[3]
Goodwill			[5]		[3]
Investment in subsidiaries outside China	[5]
Investment in WFOE		(310,205)	[5]		[3]
Investment in China SOS	[5]
Prepaid expense	[5]
Total non-current assets		(310,205)	[5]		[3]
Total assets		(310,205)	[5]	3,500	[3]
LIABILITIES AND EQUITY
Accounts payable	[5]
Amount due to related parties	[5]
Operating lease liability-current	[5]
Advance from customers	[5]
Payroll payable	[5]
Other payables	[5]
Total current liabilities	[5]
Operating lease liabilty-noncurrent	[6]
Total non-current liability	[5]
Total liabilities	[5]
Shareholder’s equity
Paid up capital		(310,205)	[5]	12
Additional paid-in capital			[5]	9,649
Retained earnings			[5]	(6,161)
Accumulated other comprehensive income (loss)			[5]		[7]
Non-controlling interest	[5]
Total Shareholders’ equity		(310,205)	[5]	3,500
Total Liabilities and shareholders’ equity		(310,205)	[5]	3,500
ASSETS
Investment in subsidiaries inside China	[3]
SOS Ltd Adjustment (c) [Member]
Current assets:
Cash and cash equivalents	[8]
Accounts receivable,net	[8]
Other receivables - net	[8]
Amount due from related parties	[8]
Inter-company receivable	[8]
Inventory	[8]
Advance payments	[8]
Tax recoverable	[8]
Total current assetes	[8]
Operating lease, right-of-use assets	[8]
Property equipment and software,net	[8]
Goodwill	[8]
Investment in subsidiaries outside China	[8]	(374,463)
Investment in WFOE	[8]
Investment in China SOS	[8]
Prepaid expense	[8]
Total non-current assets	[8]	(374,463)
Total assets	[8]	(374,463)
LIABILITIES AND EQUITY
Accounts payable	[8]
Amount due to related parties	[8]
Operating lease liability-current	[8]
Advance from customers	[8]
Payroll payable	[8]
Other payables	[8]
Total current liabilities	[8]
Total non-current liability	[8]
Total liabilities	[8]
Shareholder’s equity
Paid up capital	[8]	(374,463)
Additional paid-in capital	[8]
Retained earnings	[8]
Accumulated other comprehensive income (loss)	[8]
Non-controlling interest	[8]
Total Shareholders’ equity	[8]	(374,463)
Total Liabilities and shareholders’ equity	[8]	(374,463)
SOS Ltd Adjustment (d) [Member]
Current assets:
Cash and cash equivalents	[9]
Accounts receivable,net	[9]
Other receivables - net	[9]
Amount due from related parties	[9]
Inter-company receivable	[9]	3,578
Inventory	[9]
Advance payments	[9]
Tax recoverable	[9]
Total current assetes	[9]	3,578
Operating lease, right-of-use assets	[9]
Property equipment and software,net	[9]
Goodwill	[9]
Investment in subsidiaries outside China	[9]
Investment in WFOE	[9]
Investment in China SOS	[9]
Prepaid expense	[9]
Total non-current assets	[9]
Total assets	[9]	3,578
LIABILITIES AND EQUITY
Accounts payable	[9]
Amount due to related parties	[9]
Operating lease liability-current	[9]
Advance from customers	[9]
Payroll payable	[9]
Other payables	[9]	(3,528)
Total current liabilities	[9]	(3,528)
Total non-current liability	[9]
Total liabilities	[9]	(3,528)
Shareholder’s equity
Paid up capital	[9]	7,106
Additional paid-in capital	[9]
Retained earnings	[9]
Accumulated other comprehensive income (loss)	[9]
Non-controlling interest	[9]
Total Shareholders’ equity	[9]	7,106
Total Liabilities and shareholders’ equity	[9]	3,578
SOS Ltd Adjustment (e) [Member]
Current assets:
Cash and cash equivalents	[10]
Accounts receivable,net	[10]
Other receivables - net	[10]
Amount due from related parties	[10]
Inter-company receivable	[10]
Inventory	[10]
Advance payments	[10]
Tax recoverable	[10]
Total current assetes	[10]
Operating lease, right-of-use assets	[10]
Property equipment and software,net	[10]
Goodwill	[10]
Investment in subsidiaries outside China	[10]
Investment in WFOE	[10]
Investment in China SOS	[10]
Prepaid expense	[10]
Total non-current assets	[10]
Total assets	[10]
LIABILITIES AND EQUITY
Accounts payable	[10]
Amount due to related parties	[10]
Operating lease liability-current	[10]
Advance from customers	[10]
Payroll payable	[10]
Other payables	[10]
Total current liabilities	[10]
Shareholder’s equity
Paid up capital	[10]	(453,082)
Additional paid-in capital	[10]	514,065
Retained earnings	[10]	(65,113)
Accumulated other comprehensive income (loss)	[10]	4,130
Non-controlling interest	[10]
Total Shareholders’ equity	[10]
Total Liabilities and shareholders’ equity	[10]
SOS Ltd Adjustment (f) [Member]
Current assets:
Cash and cash equivalents	[11]
Accounts receivable,net	[11]
Other receivables - net	[11]
Amount due from related parties	[11]
Inter-company receivable	[11]
Inventory	[11]
Advance payments	[11]
Tax recoverable	[11]
Total current assetes	[11]
Operating lease, right-of-use assets	[11]
Property equipment and software,net	[11]
Goodwill	[11]
Investment in subsidiaries outside China	[11]
Investment in WFOE	[11]
Investment in China SOS	[11]	(64,794)
Prepaid expense	[11]
Total non-current assets	[11]	(64,794)
Total assets	[11]	(64,794)
LIABILITIES AND EQUITY
Accounts payable	[11]
Amount due to related parties	[11]
Operating lease liability-current	[11]
Advance from customers	[11]
Payroll payable	[11]
Other payables	[11]
Total current liabilities	[11]
Shareholder’s equity
Paid up capital	[11]	(64,794)
Additional paid-in capital	[11]
Retained earnings	[11]
Accumulated other comprehensive income (loss)	[11]
Non-controlling interest	[11]
Total Shareholders’ equity	[11]	(64,794)
Total Liabilities and shareholders’ equity	[11]	(64,794)
Inter-company elimination (g) [Member]
Current assets:
Cash and cash equivalents	[12]
Accounts receivable,net	[12]
Other receivables - net	[12]	(79,391)
Amount due from related parties	[12]
Inter-company receivable	[12]
Inventory	[12]
Advance payments	[12]
Tax recoverable	[12]
Total current assetes	[12]	(79,391)
Operating lease, right-of-use assets	[12]
Property equipment and software,net	[12]
Goodwill	[12]
Investment in subsidiaries outside China	[12]
Investment in WFOE	[12]
Investment in China SOS	[12]
Prepaid expense	[12]
Total non-current assets	[12]
Total assets	[12]	(79,391)
LIABILITIES AND EQUITY
Accounts payable	[12]
Amount due to related parties	[12]
Operating lease liability-current	[12]
Advance from customers	[12]
Payroll payable	[12]
Other payables	[12]	(79,391)
Total current liabilities	[12]	(79,391)
Total non-current liability	[12]
Total liabilities	[12]	(79,391)
Shareholder’s equity
Paid up capital	[12]
Additional paid-in capital	[12]
Retained earnings	[12]
Accumulated other comprehensive income (loss)	[12]
Non-controlling interest	[12]
Total Shareholders’ equity	[12]
Total Liabilities and shareholders’ equity	[12]	(79,391)
SOS Ltd. Consolidated Total [Member]
Current assets:
Cash and cash equivalents		338,026		3,722		41
Accounts receivable,net		26,129		10,235		8,171
Other receivables - net		6,721		47,373		11,512
Amount due from related parties		7,839		3,693		822
Inventory		96,071
Intangible assets		14,502
Advance payments		166,513
Tax recoverable		7,706
Total current assetes		663,507		65,023		20,546
Operating lease, right-of-use assets		3,401		4,158
Property equipment and software,net		27,282		509		6
Goodwill		72		72
Investment in subsidiaries outside China
Investment in WFOE
Investment in China SOS
Prepaid expense		1,038
Total non-current assets		31,793		4,739		6
Total assets		695,300		69,762		20,552
LIABILITIES AND EQUITY
Accounts payable		29,487		1,078		13,018
Amount due to related parties		2,777		1,909		5,575
Operating lease liability-current		894		834
Advance from customers		19,968
Payroll payable		3
Other payables		6,684		1,681		197
Total current liabilities		59,813		6,777		19,228
Operating lease liabilty-noncurrent		1,918		2,749
Total non-current liability		1,918		2,749
Total liabilities		61,731		9,526		19,228
Shareholder’s equity
Paid up capital		266		60		6
Additional paid-in capital		672,386		53,600		(6)
Retained earnings		(43,413)		5,838		1,340
Accumulated other comprehensive income (loss)		4,130		738		(16)
Non-controlling interest		200
Total Shareholders’ equity		633,569		60,236		1,324
Total Liabilities and shareholders’ equity		695,300		69,762		20,552
LIABILITIES AND EQUITY
Contract liability				610		64
Tax payable				665		$ 374
Subsidiaries Inside China Adjustment [Member]
Current assets:
Inter-company receivable		(3,578)
Total current assetes		(3,578)
Total assets		(3,578)
Shareholder’s equity
Paid up capital		(3,578)
Total Shareholders’ equity		(3,578)
Total Liabilities and shareholders’ equity		(3,578)
China SOS Ltd Adjustment [Member]
Current assets:
Total current assetes					[7]
Total non-current assets
Total assets
LIABILITIES AND EQUITY
Total current liabilities					[7]
Total non-current liability					[6]
Total liabilities					[7]
Shareholder’s equity
Paid up capital
Additional paid-in capital					[7]
Retained earnings					[7]
Total Shareholders’ equity					[7]
Total Liabilities and shareholders’ equity					[7]
WOFE Adjustment [Member]
Current assets:
Total current assetes
Total non-current assets
Total assets
LIABILITIES AND EQUITY
Total current liabilities
Total non-current liability
Total liabilities
Shareholder’s equity
Retained earnings
Total Shareholders’ equity
Total Liabilities and shareholders’ equity
VIE Adjustment [Member]
Current assets:
Total current assetes					[6]
Total non-current assets
Total assets
LIABILITIES AND EQUITY
Total current liabilities	[6]
Total non-current liability					[4]
Total liabilities	[6]
Shareholder’s equity
Additional paid-in capital	[6]
Retained earnings	[6]
Total Shareholders’ equity					[6]
Total Liabilities and shareholders’ equity	[6]
Subsidiaries Outside China Adjustment [Member]
Current assets:
Total current assetes	[4]
Total non-current assets
LIABILITIES AND EQUITY
Total current liabilities					[4]
Total non-current liability
Total liabilities					[4]
Shareholder’s equity
Additional paid-in capital	[4]
Total Shareholders’ equity	[4]
Total Liabilities and shareholders’ equity	[4]
WFOE Adjustment (d) [Member]
Current assets:
Cash and cash equivalents	[7]
Accounts receivable,net	[7]
Other receivables - net	[7]
Amount due from related parties	[7]
Inter-company receivable	[6]
Operating lease, right-of-use assets	[7]
Property equipment and software,net	[7]
Goodwill	[7]
Investment in WFOE	[7]			(3,391)
Total non-current assets	[7]			(3,391)
Total assets	[7]			(3,391)
LIABILITIES AND EQUITY
Accounts payable	[6]
Amount due to related parties	[6]
Operating lease liability-current	[6]
Other payables	[6]
Operating lease liabilty-noncurrent	[4]
Shareholder’s equity
Paid up capital	[6]
Additional paid-in capital				(3,406)
Retained earnings				3
Accumulated other comprehensive income (loss)	[6]			12
Total Shareholders’ equity				(3,391)
Total Liabilities and shareholders’ equity				(3,391)
ASSETS
Investment in subsidiaries inside China	[7]
LIABILITIES AND EQUITY
Inter-company payable	[6]
Contract liability	[6]
Tax payable	[6]
Inter-company elimination (c) [Member]
Current assets:
Cash and cash equivalents	[6]
Accounts receivable,net	[6]
Other receivables - net	[6]
Amount due from related parties	[6]
Inter-company receivable				38,429
Total current assetes				38,429
Operating lease, right-of-use assets	[6]
Property equipment and software,net	[6]
Goodwill	[6]
Investment in WFOE	[6]
Total non-current assets	[6]
Total assets	[6]			38,429
LIABILITIES AND EQUITY
Accounts payable	[4]
Amount due to related parties	[4]
Operating lease liability-current	[4]
Other payables	[4]			(38,429)
Total current liabilities				(38,429)
Total liabilities				(38,429)
Shareholder’s equity
Paid up capital	[4]
Retained earnings	[4]
Accumulated other comprehensive income (loss)	[4]
Total Liabilities and shareholders’ equity				(38,429)
ASSETS
Investment in subsidiaries inside China	[6]
LIABILITIES AND EQUITY
Inter-company payable	[4]
Contract liability	[4]
Tax payable	[4]
Subsidiaries Inside China Adjustment (e) [Member]
Current assets:
Cash and cash equivalents	[4]
Accounts receivable,net	[4]
Other receivables - net	[4]
Amount due from related parties	[4]
Operating lease, right-of-use assets	[4]
Property equipment and software,net	[4]
Goodwill	[4]			72
Investment in WFOE	[4]
Total non-current assets	[4]			(572)
Total assets	[4]			(572)
LIABILITIES AND EQUITY
Total non-current liability
Shareholder’s equity
Additional paid-in capital				(540)
Retained earnings				(46)
Accumulated other comprehensive income (loss)				14
Total Shareholders’ equity				(570)
Total Liabilities and shareholders’ equity				(570)
ASSETS
Investment in subsidiaries inside China	[4]			$ (644)

[1]	SOSIT received fund on behalf of SOS; it was the proceeds net of legal expenses paid by private equity investors, equivalent to $38.42 million. Together with (c) it is proposed to offset account receivable and account payable for the same amount via inter-company account;
[2]	SOS placed private equity from a number of investors, SOSINT received it on behalf of SOS. This entry represents that SOS is to pick it up by increasing paid-up
[3]	SOS disposed off the legacy business in August 2020, it incurred a loss from an acquisition of $5.68 million and a loss from discontinued operation of $0.55 million, as well as a gain from the asset sale of 0.63 million, adding up to a total loss of $6.16 million; It was acquired previously in June 2020 by issuing class A common share for the amount of $9.66 million;
[4]	This entry is also an elimination entry to knock off SOSIT’s long-term investment at cost in IMSOS against IMSOS’s paid-up capital, additional capital and retained earning etc.
[5]	This entry is to eliminate China SOS’s investment in WFOE against WFOE’s paid-up capital, additional paid-up capital and retained earning if any;
[6]	Together with (b), another half of the elimination of inter-company receivable from SOS and inter-company payable from SOSIT for the same amount of $38.42 million;
[7]	This entry is to eliminate China SOS’s long-term investment at initial cost in WFOE against WFOE’s paid-up capital, additional paid-up capital and retained earnings etc;
[8]	This entry is to eliminate SOS’s investment in China SOS against China SOS’s paid-up capital, additional paid-up capital and retained earning if any;
[9]	China SOS received F3 financing net of issuance expenses on behalf of SOS. This entry is to increase SOS’s paid-up capital
[10]	This entry is to re-classify paid-up capital to additional capital by Register of members reconciliation table and re-classify between retained earnings and additional paid-up capital;
[11]	This entry is to eliminate SOSNY’s investment in China SOS against China SOS’s paid-up capital, additional paid-up capital and retained earning if any;
[12]	This entry represents an inter-company elimination entry between SOS and SOSNY.